TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
TAXES PAYABLE
Schedule of taxes payable

	2021	2020
Payroll charges	136,428	100,301
ICMS (state VAT)	92,320	99,430
COFINS (tax on revenue)	26,139	51,444
IPI (federal VAT)	41,474	38,153
IVA (value-added tax) and others	251,812	310,761
	548,173	600,089